Submission	Oct. 19, 2026
Submission [Line Items]
Central Index Key	0002025942
Registrant Name	Curanex Pharmaceuticals Inc
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES